SHARE-BASED COMPENSATION - Schedule of Stock Based Compensation (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Employee Grant Shares [Member]
SHARE-BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance	0
Weighted average exercise price, Beginning balance (in Dollars per share) | $ / shares	$ 0
Weighted average grant date FV, Beginning balance (in Dollars)	$ 0
Weighted average grant date FV, Beginning balance (in Dollars)	$ 0
Number of shares, Granted	2,400,000
Weighted average exercise price, Granted (in Dollars per share) | $ / shares	$ 0.000003
Weighted average grant date FV, Granted (in Dollars)	$ 1.84
Number of shares, Granted	900,000
Weighted average exercise price, Granted (in Dollars per share) | $ / shares	$ 0.000003
Weighted average grant date FV, Granted (in Dollars)	$ 1.84
Number of shares, Cancelled/forfeited	0
Weighted average exercise price, Cancelled/forfeited (in Dollars per share) | $ / shares	$ 0
Weighted average grant date FV, Cancelled/forfeited (in Dollars)	$ 0
Number of shares, Vested	3,300,000
Weighted average exercise price, Vested (in Dollars per share) | $ / shares	$ 0.000003
Weighted average grant date FV, Vested (in Dollars)	$ 1.84
Number of shares, Ending balance	0
Weighted average exercise price, Ending balance (in Dollars per share) | $ / shares	$ 0
Weighted average grant date FV, Ending balance (in Dollars)	$ 0
Weighted average grant date FV, Ending balance (in Dollars)	$ 0
2024 Share Incentive Plan [Member]
SHARE-BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance	0
Weighted average grant date FV, Beginning balance (in Dollars)	$ 0
Number of shares, Granted	2,130,000
Weighted average grant date FV, Granted (in Dollars)	$ 1.8
Number of shares, Granted	10,000
Number of shares, Granted, Granted of February 5, 2025	10,000
Weighted average grant date FV, Granted of February 5, 2025 (in Dollars)	$ 1.8
Number of shares, Cancelled/forfeited	0
Weighted average grant date FV, Cancelled/forfeited (in Dollars)	$ 0
Number of shares, Vested	2,150,000
Weighted average grant date FV, Vested (in Dollars)	$ 1.8
Number of shares, Ending balance	0
Weighted average grant date FV, Ending balance (in Dollars)	$ 0
Weighted average grant date FV, Ending balance (in Dollars)	$ 0